WELLS FARGO FUNDS TRUST

California Limited Term Tax-Free Fund

Class C

Supplemental Information Dated August 30, 2002 to the
Prospectus Dated November 1, 2001, as Supplemented August 23, 2002

The Board of Trustees of Wells Fargo Funds Trust (the "Trust"), at its regular in-person meeting held on August 6, 2002, approved the addition of new Class C shares to the California Limited Term Tax-Free Fund (the "Fund") effective August 30, 2002. The Class C shares impose a front-end sales charge that is more fully described, along with other features, in the supplement to this Prospectus dated August 23, 2002. In addition to the information described in that supplement, the following information is now included and/or revised in the Fund's Prospectus:

1. Under "Summary of Expenses,"

a. add the following information for Class C shares to the table of Annual Fund Operating Expenses for the Fund:

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
California Limited Term Tax-Free Fund
Class C
Management Fees	0.40%
Distribution (12b-1) Fees	0.75%
Other Expenses 1	0.84%
Total Annual Fund Operating Expenses	1.99%
Fee Waivers	0.39%
Net Expenses 2	1.60%

1 Other expenses may include expenses payable to affiliates of Wells Fargo Bank, N.A., and are based on estimated amounts for the current fiscal year.

2 The adviser has committed for the life of the prospectus to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

b. Add Class C share sections for the Fund to the tables describing the Example of Expenses as follows:

Example of Expenses

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

California Limited Term Tax-Free
Class C
1 YEAR	$ 263
3 YEARS	$ 587
5 YEARS	$1,037
10 YEARS	$2,285

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

California Limited Term Tax-Free
Class C
1 YEAR	$ 163
3 YEARS	$ 587
5 YEARS	$1,037
10 YEARS	$2,285

2. Under "A Choice of Share Classes," replace the first sentence of the third paragraph with the following:

Class C shares are available for the California Limited Term Tax-Free, California Tax-Free and National Tax-Free Funds.

WELLS FARGO FUNDS TRUST

Small Company Value Fund

Class C

Supplemental Information Dated August 30, 2002 to the Prospectus Dated
February 1, 2002, as Supplemented May 13, 2002 and August 23, 2002

The Board of Trustees of Wells Fargo Funds Trust (the "Trust"), at its regular in-person meeting held on August 6, 2002, approved the addition of new Class C shares to the Small Company Value Fund (the "Fund") effective August 30, 2002. The Class C shares impose a front-end sales charge that is more fully described, along with other features, in the supplement to this Prospectus dated August 23, 2002. In addition to the information described in that supplement, the following information is now included and/or revised in the Fund's Prospectus:

1. Under "Summary of Expenses,"

a. add the following information for Class C shares to the table of Annual Fund Operating Expenses for the Fund:

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) 1
Small Company Value Fund
Class C
Management Fees	0.90%
Distribution (12b-1) Fees	0.75%
Other Expenses 2	0.58%
Total Annual Fund Operating Expenses	2.23%
Fee Waivers	0.03%
Net Expenses 3	2.20%

1 Expenses include expenses allocated from the core portfolio in which the Fund invests.

2 Other expenses may include expenses payable to affiliates of Wells Fargo Bank, N.A., and are based on estimated amounts for the current fiscal year.

3 The adviser has committed for the life of the prospectus to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

b. Add Class C share sections for the Fund to the tables describing the Example of Expenses as follows:

Example of Expenses

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

Small Company Value
Class C
1 YEAR	$ 323
3 YEARS	$ 694
5 YEARS	$1,192
10 YEARS	$2,562

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

Small Company Value
Class C
1 YEAR	$ 223
3 YEARS	$ 694
5 YEARS	$1,192
10 YEARS	$2,562

2. Under "A Choice of Share Classes," replace the first sentence of the third paragraph with the following:

Class C shares are available for the Diversified Equity, Equity Income, Equity Value, Growth Equity, International Equity, Large Cap Appreciation, Large Company Growth, Mid Cap Growth, Small Cap Growth, Small Company Value, Specialized Health Sciences, and Specialized Technology Funds.